Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Total related party notes	$ 491,285	$ 371,785
Accrued Interest	76,626	82,111
Debt Discount	(156,549)	(80,647)
Related Party [Member]
Total related party notes	1,320,572	1,260,572
Accrued Interest	277,010	248,838
Debt Discount		(29,227)
Total	$ 1,597,582	$ 1,480,183